Shareholder's Equity (Details)		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Aug. 28, 2019 shares
Shareholder's Equity (Details) [Line Items]
Ordinary shares issued and outstanding		3,896,861
Ordinary shares		7,188,661
Converted into ordinary shares		24,425
Share incentive plan		6,030,670
Ordinary share conversion		499,892
Exercisable ordinary share (in Dollars per share) | $ / shares		$ 11.50
Warrant price per share (in Dollars per share) | $ / shares		0.01
Last sale price (in Dollars per share) | $ / shares		16.50
Purchase of shares				300,000	300,000	33,002
Exercisable price (in Dollars per share) | (per share)			¥ 34.47	$ 11.50	¥ 41.51
Common Stock [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Share incentive plan	[1]	6,030,670
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding		4,673,225	4,673,225
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share authorized		400,000,000	400,000,000	400,000,000	400,000,000
Warrants outstanding		70,999,436	70,999,436	62,811,334	62,811,334
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share authorized		100,000,000	100,000,000	100,000,000	100,000,000
Warrants outstanding		9,452,407	9,452,407

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)